Schedule of Hierarchy Levels of Fair Value (Details) - USD ($)	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Warrant liability	$ 4,868,703	$ 14,135,321
Convertible debt	9,951,496	10,793,459
Investment at FVTPL	2,629,851
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liability
Convertible debt
Investment at FVTPL
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liability	4,868,703	14,135,321
Convertible debt
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liability
Convertible debt	9,951,496	$ 10,793,459
Investment at FVTPL	$ 2,629,851